Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment in aggregate costs	$ 13,775	$ 5,699	$ 25,402
Depreciation expense	52,063	43,071	46,202
Disposed property, plant and equipment	80,891		$ 9,420
Property, plant and equipment, net	138,559	69,684
Motor Vehicles [Member] | Finance Lease Arrangement [Member]
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, net	$ 118,072	$ 53,365